10. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

12. SHAREHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 50,000,000 shares of preferred stock authorized with a par value of $0.0001. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by the Company’s stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, and conversion rights. As of September 30, 2018, there were no shares of Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue up to 450,000,000 shares of common stock with a par value of $0.0001. As of September 30, 2018, and December 31, 2017, there were 326,218,583 and 325,570,524 shares of common stock issued and outstanding, respectively.

During the nine months ended September 30, 2018, the Company repurchased 94,118 shares of common stock for $32,000 related to the Globe Photo Asset Purchase Agreement entered on July 22, 2015.

As of September 30, 2018, the Company has repurchased 352,941 shares from Globe for cash payments of $120,000

During the nine months ended September 30, 2018, the Company in connection with a consulting agreement issued 1,000,000 shares of common stock for $25,000. Additionally, as an inducement for hitting capital milestones of $1,000,000, $2,000,000 , and $3,000,000, the consultant will receive 200,000, 300,000, and 300,000 warrants respectively. The warrants will have term of 5 years and an exercise price of $0.10.

As of September 30, 2018, the consultant has not met any of the milestones and no warrants have been granted under this agreement.

STOCK OPTIONS

The following is a summary of stock option activity during nine months ended September 30, 2018.

On June 1, 2018, the Company granted 2,183,333, 10-year stock options of which 2,083,333 was in lieu of common stock with exercise prices of $0.01 valued at $327,488 for services and settlement of $104,167 in accrued liabilities. The difference between the fair value of the options and accrued liability was recorded as a loss on settlement of accrued liability in the amount of $208,322 during the nine months ended September 30, 2018. The options were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $0.15; b) risk-free rate of 2.89%; c) volatility factor of 238%; d) dividend yield of 0%

Summary of option activity as of September 30, 2018 is presented below:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2017	100,000	$0.10
Options granted and assumed	2,183,333	$0.01
Options expired	—	—
Options canceled	—	—
Options exercised	—	—
Balance outstanding, September 30, 2018	2,283,333	$0.01
Balance exercisable, September 30, 2018	2,283,333	$0.01

Exercise	Shares	Shares	Weighted Contractual Life	Weighted Average
Price Range	Outstanding	Exercisable	Remaining (in Years)	Exercise Price
$0.010	2,183,333	2,183,333	9.67	$0.01
$0.100	100,000	100,000	1.28	$0.10

The aggregate intrinsic value of $995,667 represents the total pre-tax value (the difference between our closing stock price on the last trading day of the third quarter of 2018 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had they all exercised their options on September 30, 2018. This amount will change based on the fair market value of our stock.

Preferred Stock

The Company is authorized to issue up to 50,000,000 shares of preferred stock authorized with a par value of $0.0001. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by the Company’s stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, and conversion rights. As of December 31, 2017 and 2016, there were no shares of Preferred Stock issued and outstanding.

Stock-based and Other Compensation to Non-Employees

In November 2014, the Company entered into a fixed price agreement with a consultant for website development services for total contract price of $193,000 payable in cash of $40,000 and 510,000 shares of the Company’s common stock with a stated fair value of $0.30 per share. As of December 31, 2015, 170,000 shares of common stock with fair value of $51,000 were issued. 340,000 shares of common stock were unissued for $102,000 which is included in accrued liabilities in the Company’s consolidated balance sheets. As of December 31, 2015, 170,000 shares of these common shares had been issued. On October 1, 2016, the Company issued 229,300 shares of common stock valued at $45,860 as progress payment towards the fixed price agreement.

Shares Reserved

The Company is required to reserve and keep available of its authorized, but unissued shares of common stock an amount sufficient to effect shares due in connection with the Stock Purchase Agreement and Stock-Based Compensation to Non-Employees. As of December 31, 2017 and 2016, shares reserved for future issuance comprised of the following:

Shares to be issued to consultants	2,083,333
Shares to be issued to Frank Worth Estate	200,000
2,283,333

These shares were excluded from the calculation of diluted earnings per share as their effect was anti-dilutive due to the net loss for the years ended December 31, 2017 and 2016.

STOCK OPTIONS

On January 11, 2017, the Company granted 100,000 , 3 year stock options with exercise prices of $0.10 valued at $26,532 for archival assets. The options were valued using the Black-scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $0.29; b) risk-free rate of 1.47%; c) volatility factor of 289%; d) dividend yield of 0%

The following is a summary of stock option activity during the year ended December 31, 2017.

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2016	—	$—
Options granted and assumed	100,000	$$0.10
Options expired	—	—
Options canceled	—	—
Options exercised	—	—
Balance, December 31, 2017	100,000	$$0.10